UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-09645
Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

February
Date of reporting period:
February 28, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Overseas Value Fund
Class A / COAVX
Annual Shareholder Report | February 28, 2025
This annual shareholder report contains important information about Columbia Overseas Value Fund (the Fund) for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 125	1.16%
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, consumer staples and materials sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller allocations to the real estate, industrials and materials sectors buoyed Fund relative results during the annual period.
Individual holdings
| Positions in Banco Santander SA, a financial services company; Imperial Brands PLC, a tobacco company; ING Groep NV, a financial services company; Sumitomo Mitsui Financial Group, Inc., a financial services company, and Just Group PLC, a financial services company, were top absolute contributors during the period.
Top Performance Detractors
Stock selection
| Selections in the financials, information technology and health care sectors hurt the Fund’s relative results during the annual period.
Allocations
| Smaller allocations to the financials and communication services sectors and a larger allocation to the energy sector detracted from relative results.
Individual holdings
| Fund positions in Macnica Holdings, Inc., an electronics company; JD Sports Fashion PLC, a sportswear retailer; Toyota Motor Corp., an automaker; Worldline SA, a payments company; and Energy Fuels, Inc., a uranium miner, were top absolute detractors during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	16.13	9.17	5.82
Class A (including sales charges)	9.43	7.89	5.20
MSCI EAFE Value Index (Net)	15.09	9.87	4.61
MSCI EAFE Index (Net) (a)	8.77	8.70	5.28
(a)
Effective August 1, 2024, the Fund compares its performance to the MSCI EAFE Index (Net), a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 3,217,031,873
Total number of portfolio holdings	147
Management services fees (represents 0.77% of Fund average net assets)	$ 23,733,506
Portfolio turnover for the reporting period	41%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Shell PLC	3.7%
Banco Santander SA	3.3%
TotalEnergies SE	3.1%
ING Groep NV	2.6%
Sumitomo Mitsui Financial Group, Inc.	2.4%
AXA SA	2.4%
Engie SA	2.3%
Sanofi SA	2.2%
ASR Nederland NV	2.1%
Imperial Brands PLC	2.0%
Equity Sector Allocation
Geographic Allocation
Availability of Additional
Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Overseas Value Fund
Class C / COCVX
Annual Shareholder Report | February 28, 2025
This annual shareholder report contains important information about Columbia Overseas Value Fund (the Fund) for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 206	1.91%
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, consumer staples and materials sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller allocations to the real estate, industrials and materials sectors buoyed Fund relative results during the annual period.
Individual holdings
| Positions in Banco Santander SA, a financial services company; Imperial Brands PLC, a tobacco company; ING Groep NV, a financial services company; Sumitomo Mitsui Financial Group, Inc., a financial services company, and Just Group PLC, a financial services company, were top absolute contributors during the period.
Top Performance Detractors
Stock selection
| Selections in the financials, information technology and health care sectors hurt the Fund’s relative results during the annual period.
Allocations
| Smaller allocations to the financials and communication services sectors and a larger allocation to the energy sector detracted from relative results.
Individual holdings
| Fund positions in Macnica Holdings, Inc., an electronics company; JD Sports Fashion PLC, a sportswear retailer; Toyota Motor Corp., an automaker; Worldline SA, a payments company; and Energy Fuels, Inc., a uranium miner, were top absolute detractors during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	15.32	8.35	5.03
Class C (including sales charges)	14.32	8.35	5.03
MSCI EAFE Value Index (Net)	15.09	9.87	4.61
MSCI EAFE Index (Net) (a)	8.77	8.70	5.28
(a)
Effective August 1, 2024, the Fund compares its performance to the MSCI EAFE Index (Net), a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 3,217,031,873
Total number of portfolio holdings	147
Management services fees (represents 0.77% of Fund average net assets)	$ 23,733,506
Portfolio turnover for the reporting period	41%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top
Holdings
Shell PLC	3.7%
Banco Santander SA	3.3%
TotalEnergies SE	3.1%
ING Groep NV	2.6%
Sumitomo Mitsui Financial Group, Inc.	2.4%
AXA SA	2.4%
Engie SA	2.3%
Sanofi SA	2.2%
ASR Nederland NV	2.1%
Imperial Brands PLC	2.0%
Equity Sector Allocation
Geographic Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Overseas Value Fund
Institutional Class / COSZX
Annual Shareholder Report | February 28, 2025
This annual shareholder report contains important information about Columbia Overseas Value Fund (the Fund) for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 99	0.91%
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, consumer staples and materials sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller allocations to the real estate, industrials and materials sectors buoyed Fund relative results during the annual period.
Individual holdings
| Positions in Banco Santander SA, a financial services company; Imperial Brands PLC, a tobacco company; ING Groep NV, a financial services company; Sumitomo Mitsui Financial Group, Inc., a financial services company, and Just Group PLC, a financial services company, were top absolute contributors during the period.
Top Performance Detractors
Stock selection
| Selections in the financials, information technology and health care sectors hurt the Fund’s relative results during the annual period.
Allocations
| Smaller allocations to the financials and communication services sectors and a larger allocation to the energy sector detracted from relative results.
Individual holdings
| Fund positions in Macnica Holdings, Inc., an electronics company; JD Sports Fashion PLC, a sportswear retailer; Toyota Motor Corp., an automaker; Worldline SA, a payments company; and Energy Fuels, Inc., a uranium miner, were top absolute detractors during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	16.49	9.42	6.08
MSCI EAFE Value Index (Net)	15.09	9.87	4.61
MSCI EAFE Index (Net) (a)	8.77	8.70	5.28
(a)
Effective August 1, 2024, the Fund compares its performance to the MSCI EAFE Index (Net), a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 3,217,031,873
Total number of portfolio holdings	147
Management services fees (represents 0.77% of Fund average net assets)	$ 23,733,506
Portfolio turnover for the reporting period	41%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Shell PLC	3.7%
Banco Santander SA	3.3%
TotalEnergies SE	3.1%
ING Groep NV	2.6%
Sumitomo Mitsui Financial Group, Inc.	2.4%
AXA SA	2.4%
Engie SA	2.3%
Sanofi SA	2.2%
ASR Nederland NV	2.1%
Imperial Brands PLC	2.0%
Equity Sector Allocation
Geographic Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Overseas Value Fund
Institutional 2 Class / COSSX
Annual Shareholder Report | February 28, 2025
This annual shareholder report contains important information about Columbia Overseas Value Fund (the Fund) for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 89	0.82%
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, consumer staples and materials sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller allocations to the real estate, industrials and materials sectors buoyed Fund relative results during the annual period.
Individual holdings
| Positions in Banco Santander SA, a financial services company; Imperial Brands PLC, a tobacco company; ING Groep NV, a financial services company; Sumitomo Mitsui Financial Group, Inc., a financial services company, and Just Group PLC, a financial services company, were top absolute contributors during the period.
Top Performance Detractors
Stock selection
| Selections in the financials, information technology and health care sectors hurt the Fund’s relative results during the annual period.
Allocations
| Smaller allocations to the financials and communication services sectors and a larger allocation to the energy sector detracted from relative results.
Individual holdings
| Fund positions in Macnica Holdings, Inc., an electronics company; JD Sports Fashion PLC, a sportswear retailer; Toyota Motor Corp., an automaker; Worldline SA, a payments company; and Energy Fuels, Inc., a uranium miner, were top absolute detractors during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class (a)	16.59	9.53	6.19
MSCI EAFE Value Index (Net)	15.09	9.87	4.61
MSCI EAFE Index (Net) (b)	8.77	8.70	5.28
(a)
The returns shown for periods prior to July 1, 2015 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
Effective August 1, 2024, the Fund compares its performance to the MSCI EAFE Index (Net), a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 3,217,031,873
Total number of portfolio holdings	147
Management services fees (represents 0.77% of Fund average net assets)	$ 23,733,506
Portfolio turnover for the reporting period	41%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Shell PLC	3.7%
Banco Santander SA	3.3%
TotalEnergies SE	3.1%
ING Groep NV	2.6%
Sumitomo Mitsui Financial Group, Inc.	2.4%
AXA SA	2.4%
Engie SA	2.3%
Sanofi SA	2.2%
ASR Nederland NV	2.1%
Imperial Brands PLC	2.0%
Equity Sector Allocation
Geographic Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Overseas Value Fund
Institutional 3 Class / COSYX
Annual Shareholder Report | February 28, 2025
This annual shareholder report contains important information about Columbia Overseas Value Fund (the Fund) for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 83	0.77%
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, consumer staples and materials sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller allocations to the real estate, industrials and materials sectors buoyed Fund relative results during the annual period.
Individual holdings
| Positions in Banco Santander SA, a financial services company; Imperial Brands PLC, a tobacco company; ING Groep NV, a financial services company; Sumitomo Mitsui Financial Group, Inc., a financial services company, and Just Group PLC, a financial services company, were top absolute contributors during the period.
Top Performance Detractors
Stock selection
| Selections in the financials, information technology and health care sectors hurt the Fund’s relative results during the annual period.
Allocations
| Smaller allocations to the financials and communication services sectors and a larger allocation to the energy sector detracted from relative results.
Individual holdings
| Fund positions in Macnica Holdings, Inc., an electronics company; JD Sports Fashion PLC, a sportswear retailer; Toyota Motor Corp., an automaker; Worldline SA, a payments company; and Energy Fuels, Inc., a uranium miner, were top absolute detractors during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	16.62	9.58	6.25
MSCI EAFE Value Index (Net)	15.09	9.87	4.61
MSCI EAFE Index (Net) (b)	8.77	8.70	5.28
(a)
The returns shown for periods prior to July 1, 2015 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
Effective August 1, 2024, the Fund compares its performance to the MSCI EAFE Index (Net), a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund S
t
a
ti
stics
Fund net assets	$ 3,217,031,873
Total number of portfolio holdings	147
Management services fees (represents 0.77% of Fund average net assets)	$ 23,733,506
Portfolio turnover for the reporting period	41%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Shell PLC	3.7%
Banco Santander SA	3.3%
TotalEnergies SE	3.1%
ING Groep NV	2.6%
Sumitomo Mitsui Financial Group, Inc.	2.4%
AXA SA	2.4%
Engie SA	2.3%
Sanofi SA	2.2%
ASR Nederland NV	2.1%
Imperial Brands PLC	2.0%
Equity Sector Allocation
Geographic Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Overseas Value Fund
Class R / COVUX
Annual Shareholder Report | February 28, 2025
This annual shareholder report contains important information about Columbia Overseas Value Fund (the Fund) for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 152	1.41%
Management's Discussion of Fund Performance
The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, consumer staples and materials sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller allocations to the real estate, industrials and materials sectors buoyed Fund relative results during the annual period.
Individual holdings
| Positions in Banco Santander SA, a financial services company; Imperial Brands PLC, a tobacco company; ING Groep NV, a financial services company; Sumitomo Mitsui Financial Group, Inc., a financial services company, and Just Group PLC, a financial services company, were top absolute contributors during the period.
Top Performance Detractors
Stock selection
| Selections in the financials, information technology and health care sectors hurt the Fund’s relative results during the annual period.
Allocations
| Smaller allocations to the financials and communication services sectors and a larger allocation to the energy sector detracted from relative results.
Individual holdings
| Fund positions in Macnica Holdings, Inc., an electronics company; JD Sports Fashion PLC, a sportswear retailer; Toyota Motor Corp., an automaker; Worldline SA, a payments company; and Energy Fuels, Inc., a uranium miner, were top absolute detractors during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class R shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R (a)	15.91	8.90	5.56
MSCI EAFE Value Index (Net)	15.09	9.87	4.61
MSCI EAFE Index (Net) (b)	8.77	8.70	5.28
(a)
The returns shown for periods prior to March 1, 2016 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
Effective August 1, 2024, the Fund compares its performance to the MSCI EAFE Index (Net), a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 3,217,031,873
Total number of portfolio holdings	147
Management services fees (represents 0.77% of Fund average net assets)	$ 23,733,506
Portfolio turnover for the reporting period	41%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Shell PLC	3.7%
Banco Santander SA	3.3%
TotalEnergies SE	3.1%
ING Groep NV	2.6%
Sumitomo Mitsui Financial Group, Inc.	2.4%
AXA SA	2.4%
Engie SA	2.3%
Sanofi SA	2.2%
ASR Nederland NV	2.1%
Imperial Brands PLC	2.0%
Equity Sector Allocation
Geographic Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Overseas Value Fund
Class S / COSBX
Annual Shareholder Report | February 28, 2025
This annual shareholder report contains important information about Columbia Overseas Value Fund (the Fund) for the period of October 2, 2024 to February 28, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 37 (a)	0.91% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, consumer staples and materials sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller allocations to the real estate, industrials and materials sectors buoyed Fund relative results during the annual period.
Individual holdings
| Positions in Banco Santander SA, a financial services company; Imperial Brands PLC, a tobacco company; ING Groep NV, a financial services company; Sumitomo Mitsui Financial Group, Inc., a financial services company, and Just Group PLC, a financial services company, were top absolute contributors during the period.
Top Performance Detractors
Stock selection
| Selections in the financials, information technology and health care sectors hurt the Fund’s relative results during the annual period.
Allocations
| Smaller allocations to the financials and communication services sectors and a larger allocation to the energy sector detracted from relative results.
Individual holdings
| Fund positions in Macnica Holdings, Inc., an electronics company; JD Sports Fashion PLC, a sportswear retailer; Toyota Motor Corp., an automaker; Worldline SA, a payments company; and Energy Fuels, Inc., a uranium miner, were top absolute detractors during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a)	16.49	9.42	6.08
MSCI EAFE Value Index (Net)	15.09	9.87	4.61
MSCI EAFE Index (Net) (b)	8.77	8.70	5.28
(a)
The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
Effective August 1, 2024, the Fund compares its performance to the MSCI EAFE Index (Net), a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance
.
Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions.
Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 3,217,031,873
Total number of portfolio holdings	147
Management services fees (represents 0.77% of Fund average net assets)	$ 23,733,506
Portfolio turnover for the reporting period	41%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Shell PLC	3.7%
Banco Santander SA	3.3%
TotalEnergies SE	3.1%
ING Groep NV	2.6%
Sumitomo Mitsui Financial Group, Inc.	2.4%
AXA SA	2.4%
Engie SA	2.3%
Sanofi SA	2.2%
ASR Nederland NV	2.1%
Imperial Brands PLC	2.0%
Equity Sector Allocation
Geographic Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
|
Columbia Overseas Value Fund | Class A

|

ASR208_01_(04/25)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant's investment advisor ($)
	February 28, 2025	February 29, 2024	February 28, 2025	February 29, 2024
Audit fees (a)	31,523	30,993	0	0
Audit-related fees (b)	0	0	0	0
Tax fees (c)	17,459	12,850	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	587,000	581,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Overseas Value Fund
Annual Financial Statements and Additional Information
February 28, 2025

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Overseas Value Fund | 2025

Portfolio of Investments
February 28, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.9%
Issuer	Shares	Value ($)
Australia 2.4%
Northern Star Resources Ltd.	5,242,757	56,636,371
Paladin Energy Ltd.(a)	4,794,228	20,872,231
Total		77,508,602
Brazil 1.4%
Banco do Brasil SA	4,163,414	19,269,663
JBS S/A	5,047,867	26,432,573
Total		45,702,236
Canada 3.1%
Cameco Corp.	719,701	31,695,632
Pan American Silver Corp.	1,271,163	30,291,814
Teck Resources Ltd., Class B	323,710	13,055,225
Vermilion Energy, Inc.	3,038,036	25,823,306
Total		100,865,977
Finland 1.6%
UPM-Kymmene OYJ	1,775,038	51,574,022
France 13.6%
AXA SA	1,968,307	76,957,621
BNP Paribas SA	710,904	53,873,956
Cie de Saint-Gobain SA	203,671	20,381,926
Eiffage SA	177,903	17,870,273
Engie SA	4,162,765	74,468,934
Sanofi SA	636,114	69,500,060
Societe Generale SA	617,226	25,283,038
TotalEnergies SE	1,661,549	100,180,242
Total		438,516,050
Germany 4.6%
Duerr AG	682,785	17,940,902
E.ON SE	4,003,247	51,059,769
Fresenius Medical Care AG	678,343	32,897,789
KION Group AG	478,849	19,340,220
LANXESS AG	278,071	8,286,428
Merck KGaA	119,601	16,983,884
Total		146,508,992
Common Stocks (continued)
Issuer	Shares	Value ($)
Greece 2.2%
Piraeus Financial Holdings SA	11,788,010	55,661,242
Star Bulk Carriers Corp.	914,079	14,287,055
Total		69,948,297
Hong Kong 2.2%
BOC Hong Kong Holdings Ltd.	7,194,000	25,358,928
WH Group Ltd.	55,860,830	45,642,465
Total		71,001,393
Ireland 2.8%
Bank of Ireland Group PLC	5,368,894	63,422,642
Smurfit WestRock PLC	509,585	26,534,091
Total		89,956,733
Israel 1.9%
Bezeq Israeli Telecommunication Corp., Ltd.	7,402,418	12,262,385
Check Point Software Technologies Ltd.(a)	227,500	50,109,150
Total		62,371,535
Italy 0.4%
Buzzi SpA	307,451	13,872,984
Japan 24.5%
Dai-ichi Life Holdings, Inc.	1,492,700	44,260,740
Daiwabo Holdings Co., Ltd.	2,276,900	39,386,652
ITOCHU Corp.	415,900	18,379,595
Kinden Corp.	1,021,500	21,557,971
Macnica Holdings, Inc.	2,311,100	27,976,710
Marubeni Corp.	2,154,600	33,926,371
MatsukiyoCocokara & Co.	1,536,200	23,392,166
Mebuki Financial Group, Inc.	9,796,800	41,557,220
Medipal Holdings Corp.	1,806,900	26,422,462
Nippon Television Holdings, Inc.	601,600	11,258,470
ORIX Corp.	2,649,300	55,018,137
Sankyo Co., Ltd.	3,945,800	55,891,903
Sanwa Holdings Corp.	1,120,900	36,616,806
Shimamura Co., Ltd.	843,000	48,299,617
Ship Healthcare Holdings, Inc.	1,176,400	15,108,708
Subaru Corp.	2,810,400	52,105,455
Sumitomo Corp.	1,627,700	36,551,538
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025
Common Stocks (continued)
Issuer	Shares	Value ($)
Sumitomo Mitsui Financial Group, Inc.	3,049,200	77,624,259
Sundrug Co., Ltd.	640,000	17,559,864
Tokyo Tatemono Co., Ltd.	2,059,900	32,893,673
TOPPAN Holdings, Inc.	1,813,900	53,712,075
Toyota Motor Corp.	976,400	17,712,446
Total		787,212,838
Netherlands 10.6%
ASR Nederland NV	1,264,414	67,092,631
ING Groep NV	4,668,777	83,116,061
Koninklijke Ahold Delhaize NV	749,415	26,408,470
Prosus NV, Class N(a)	1,033,816	45,525,220
Shell PLC	3,583,927	119,758,270
Total		341,900,652
Norway 1.3%
Leroy Seafood Group ASA	8,493,847	40,043,617
Portugal 1.2%
Banco Comercial Portugues SA	71,601,625	39,916,116
Russian Federation —%
Lukoil PJSC(b),(c),(d),(e)	106,132	—
Singapore 2.4%
BW LPG Ltd.	489,450	5,709,004
BW LPG Ltd.	982,979	11,146,982
DBS Group Holdings Ltd.	705,400	24,091,159
Venture Corp., Ltd.	3,944,900	36,826,162
Total		77,773,307
South Africa 0.3%
Impala Platinum Holdings Ltd.(a)	2,177,476	10,296,577
South Korea 0.5%
Youngone Corp.	449,164	14,663,339
Spain 3.3%
Banco Santander SA	16,250,438	104,314,131
Switzerland 1.5%
Nestlé SA, Registered Shares	174,180	16,814,226
Novartis AG, Registered Shares	292,976	31,881,610
Total		48,695,836
United Arab Emirates 1.0%
Emaar Properties PJSC	8,230,478	30,402,497
Common Stocks (continued)
Issuer	Shares	Value ($)
United Kingdom 10.8%
AstraZeneca PLC, ADR	350,744	26,730,200
BT Group PLC	21,049,165	42,442,739
DCC PLC	559,880	37,967,074
Imperial Brands PLC	1,815,632	63,890,117
JD Sports Fashion PLC	19,220,352	18,988,812
Just Group PLC	17,863,036	37,524,755
Marks & Spencer Group PLC	5,152,150	23,124,054
TP Icap Group PLC	13,739,853	45,109,572
Vodafone Group PLC	26,496,785	23,393,742
WPP PLC	3,398,882	27,572,119
Total		346,743,184
United States 5.3%
Burford Capital Ltd.	2,528,135	39,438,906
Diversified Energy Co. PLC	2,106,196	28,281,321
Diversified Energy Co. PLC	268,229	3,570,128
Energy Fuels, Inc.(a)	3,474,987	14,316,946
Insmed, Inc.(a)	100,096	8,162,829
Jazz Pharmaceuticals PLC(a)	295,663	42,436,510
Roche Holding AG, Genusschein Shares	103,251	34,385,714
Total		170,592,354
Total Common Stocks (Cost $2,673,358,854)		3,180,381,269

Exchange-Traded Equity Funds 0.5%
	Shares	Value ($)
United States 0.5%
iShares MSCI EAFE Value ETF	298,506	17,104,394
Total Exchange-Traded Equity Funds (Cost $15,763,634)		17,104,394

Money Market Funds 0.2%

Columbia Short-Term Cash Fund, 4.479%(f),(g)	6,022,748	6,022,145
Total Money Market Funds (Cost $6,021,532)		6,022,145
Total Investments in Securities (Cost $2,695,144,020)		3,203,507,808
Other Assets & Liabilities, Net		13,524,065
Net Assets		$3,217,031,873
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Overseas Value Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
9,988,000 AUD	6,221,721 USD	Barclays	03/10/2025	23,866	—
5,166,000 GBP	6,493,033 USD	Barclays	03/10/2025	—	(5,194)
2,306,983,000 JPY	14,825,607 USD	Barclays	03/10/2025	—	(510,492)
373,265,000 SEK	34,266,501 USD	Barclays	03/10/2025	—	(413,944)
9,351,985 USD	7,481,000 GBP	Barclays	03/10/2025	58,245	—
9,383,328 USD	1,440,644,000 JPY	Barclays	03/10/2025	193,621	—
82,171,959 USD	12,280,024,000 JPY	Barclays	03/10/2025	—	(538,215)
30,270,151 USD	54,055,000 NZD	Barclays	03/10/2025	—	(15,135)
46,159,584 USD	61,888,000 SGD	Barclays	03/10/2025	—	(351,961)
11,593,642,000 JPY	77,977,146 USD	Barclays	04/24/2025	485,184	—
69,403,000 SGD	51,873,804 USD	Barclays	04/24/2025	389,595	—
46,946,000 EUR	49,040,891 USD	Citi	03/10/2025	326,154	—
450,666,000 NOK	40,184,218 USD	Citi	03/10/2025	172,186	—
164,664,000 SEK	14,804,619 USD	Citi	03/10/2025	—	(494,488)
130,083,657 USD	209,960,000 AUD	Citi	03/10/2025	202,821	—
51,371,577 USD	41,774,000 GBP	Citi	03/10/2025	1,175,270	—
25,948,167 USD	24,702,000 EUR	Citi	04/24/2025	—	(253,023)
42,004,227 USD	471,006,000 NOK	Citi	04/24/2025	—	(181,263)
82,349,000 CHF	91,835,619 USD	Goldman Sachs International	03/10/2025	570,182	—
22,103,678,000 KRW	15,307,256 USD	Goldman Sachs International	03/10/2025	189,158	—
9,238,325 USD	14,746,000 AUD	Goldman Sachs International	03/10/2025	—	(87,989)
15,201,979 USD	22,103,678,000 KRW	Goldman Sachs International	03/10/2025	—	(83,881)
100,309,986 USD	89,474,000 CHF	Goldman Sachs International	04/24/2025	—	(608,785)
6,459,612 USD	9,298,611,000 KRW	Goldman Sachs International	04/24/2025	—	(79,519)
105,587,000 NOK	9,337,289 USD	HSBC	03/10/2025	—	(37,171)
136,051,696 USD	195,235,000 CAD	HSBC	03/10/2025	—	(1,067,599)
12,125,663 USD	87,504,000 DKK	HSBC	03/10/2025	50,070	—
66,837,596 USD	742,164,000 SEK	HSBC	03/10/2025	2,117,645	—
195,103,000 CAD	136,224,183 USD	HSBC	04/24/2025	1,045,337	—
66,446,000 GBP	84,180,092 USD	Morgan Stanley	03/10/2025	598,732	—
306,686,000 SEK	28,833,357 USD	Morgan Stanley	03/10/2025	338,837	—
12,307,269 USD	10,002,000 GBP	Morgan Stanley	03/10/2025	274,087	—
24,243,568 USD	276,465,000 NOK	Morgan Stanley	03/10/2025	302,163	—
24,942,489 USD	279,788,000 NOK	Morgan Stanley	03/10/2025	—	(101,728)
74,730,464 USD	58,992,000 GBP	Morgan Stanley	04/24/2025	—	(534,515)
32,434,886 USD	344,019,000 SEK	Morgan Stanley	04/24/2025	—	(379,757)
317,373,000 AUD	199,860,251 USD	State Street	03/10/2025	2,920,784	—
26,337,000 NZD	14,785,065 USD	State Street	03/10/2025	44,035	—
40,594,402 USD	64,538,000 AUD	State Street	03/10/2025	—	(546,637)
84,678,861 USD	76,737,000 CHF	State Street	03/10/2025	366,930	—
48,484,984 USD	46,946,000 EUR	State Street	03/10/2025	229,754	—
9,342,969 USD	7,513,000 GBP	State Street	03/10/2025	107,513	—
178,357,736 USD	283,121,000 AUD	State Street	04/24/2025	—	(2,612,924)
217,626,000 CAD	151,537,159 USD	UBS	03/10/2025	1,072,084	—
87,504,000 DKK	12,296,278 USD	UBS	03/10/2025	120,545	—
27,718,000 NZD	15,763,227 USD	UBS	03/10/2025	249,240	—
15,566,201 USD	22,391,000 CAD	UBS	03/10/2025	—	(85,223)
9,361,911 USD	12,606,000 SGD	UBS	03/10/2025	—	(31,331)
16,217,511 USD	115,090,000 DKK	UBS	04/24/2025	—	(158,539)
38,910,968 USD	68,359,000 NZD	UBS	04/24/2025	—	(616,325)
11,413,685,000 JPY	73,624,630 USD	Wells Fargo	03/10/2025	—	(2,249,964)
74,494,000 SGD	54,535,405 USD	Wells Fargo	03/10/2025	—	(602,797)
23,730,958 USD	38,117,000 AUD	Wells Fargo	03/10/2025	—	(78,216)
6,206,464 USD	5,612,000 CHF	Wells Fargo	03/10/2025	13,182	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
5,916,317 USD	4,842,000 GBP	Wells Fargo	03/10/2025	174,357	—
9,316,014 USD	102,451,000 SEK	Wells Fargo	03/10/2025	202,817	—
Total				14,014,394	(12,726,615)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2025, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At February 28, 2025, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Lukoil PJSC	01/25/2022-01/26/2022	106,132	8,693,218	—

(d)
As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.

(e)	Valuation based on significant unobservable inputs.
(f)	The rate shown is the seven-day current annualized yield at February 28, 2025.
(g)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended February 28, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.479%
	38,390	605,492,234	(599,509,083)	604	6,022,145	(975)	869,880	6,022,748
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Overseas Value Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	77,508,602	—	77,508,602
Brazil	45,702,236	—	—	45,702,236
Canada	100,865,977	—	—	100,865,977
Finland	—	51,574,022	—	51,574,022
France	—	438,516,050	—	438,516,050
Germany	—	146,508,992	—	146,508,992
Greece	14,287,055	55,661,242	—	69,948,297
Hong Kong	—	71,001,393	—	71,001,393
Ireland	26,534,091	63,422,642	—	89,956,733
Israel	50,109,150	12,262,385	—	62,371,535
Italy	—	13,872,984	—	13,872,984
Japan	—	787,212,838	—	787,212,838
Netherlands	26,408,470	315,492,182	—	341,900,652
Norway	40,043,617	—	—	40,043,617
Portugal	—	39,916,116	—	39,916,116
Russian Federation	—	—	0 *	0 *
Singapore	11,146,982	66,626,325	—	77,773,307
South Africa	—	10,296,577	—	10,296,577
South Korea	—	14,663,339	—	14,663,339
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Spain	—	104,314,131	—	104,314,131
Switzerland	—	48,695,836	—	48,695,836
United Arab Emirates	—	30,402,497	—	30,402,497
United Kingdom	109,364,527	237,378,657	—	346,743,184
United States	107,925,319	62,667,035	—	170,592,354
Total Common Stocks	532,387,424	2,647,993,845	0 *	3,180,381,269
Exchange-Traded Equity Funds	17,104,394	—	—	17,104,394
Money Market Funds	6,022,145	—	—	6,022,145
Total Investments in Securities	555,513,963	2,647,993,845	0 *	3,203,507,808
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	14,014,394	—	14,014,394
Liability
Forward Foreign Currency Exchange Contracts	—	(12,726,615)	—	(12,726,615)
Total	555,513,963	2,649,281,624	—	3,204,795,587

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Overseas Value Fund  | 2025

Statement of Assets and Liabilities
February 28, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,689,122,488)	$3,197,485,663
Affiliated issuers (cost $6,021,532)	6,022,145
Foreign currency (cost $56)	56
Unrealized appreciation on forward foreign currency exchange contracts	14,014,394
Receivable for:
Investments sold	7,076,885
Capital shares sold	2,693,428
Dividends	5,286,769
Foreign tax reclaims	4,748,960
Expense reimbursement due from Investment Manager	3,419
Prepaid expenses	9,584
Other assets	9,702
Total assets	3,237,351,005
Liabilities
Due to custodian	41,405
Unrealized depreciation on forward foreign currency exchange contracts	12,726,615
Payable for:
Investments purchased	3,225,998
Capital shares redeemed	2,698,980
Management services fees	67,596
Distribution and/or service fees	2,553
Transfer agent fees	225,009
Compensation of chief compliance officer	559
IRS Closing Agreement for European Union tax reclaim	809,498
Compensation of board members	4,923
Other expenses	222,638
Deferred compensation of board members	293,358
Total liabilities	20,319,132
Net assets applicable to outstanding capital stock	$3,217,031,873
Represented by
Paid in capital	3,097,840,616
Total distributable earnings (loss)	119,191,257
Total - representing net assets applicable to outstanding capital stock	$3,217,031,873
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund  | 2025

Statement of Assets and Liabilities (continued)
February 28, 2025
Class A
Net assets	$303,469,092
Shares outstanding	26,714,161
Net asset value per share	$11.36
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$12.05
Class C
Net assets	$10,084,136
Shares outstanding	896,605
Net asset value per share	$11.25
Institutional Class
Net assets	$1,014,793,714
Shares outstanding	89,073,866
Net asset value per share	$11.39
Institutional 2 Class
Net assets	$784,725,987
Shares outstanding	69,341,641
Net asset value per share	$11.32
Institutional 3 Class
Net assets	$1,077,419,628
Shares outstanding	95,051,362
Net asset value per share	$11.34
Class R
Net assets	$13,920,790
Shares outstanding	1,262,469
Net asset value per share	$11.03
Class S
Net assets	$12,618,526
Shares outstanding	1,107,663
Net asset value per share	$11.39
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Overseas Value Fund  | 2025

Statement of Operations
Year Ended February 28, 2025

Net investment income
Income:
Dividends — unaffiliated issuers	$131,565,217
Dividends — affiliated issuers	869,880
European Union tax reclaim	4,578,925
Foreign taxes withheld	(12,727,581)
IRS closing agreement for European Union tax reclaim	(809,498)
Total income	123,476,943
Expenses:
Management services fees	23,733,506
Distribution and/or service fees
Class A	755,025
Class C	119,947
Class R	71,428
Transfer agent fees
Class A	424,172
Advisor Class	523,783
Class C	16,826
Institutional Class	871,731
Institutional 2 Class	422,073
Institutional 3 Class	62,277
Class R	20,064
Class S	6,948
Custodian fees	370,360
Printing and postage fees	265,406
Registration fees	137,346
Accounting services fees	66,604
Legal fees	48,736
Interest on collateral	14,131
Interest on interfund lending	10,392
Compensation of chief compliance officer	558
Compensation of board members	43,273
Deferred compensation of board members	59,207
Other	136,353
Total expenses	28,180,146
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,045,254)
Fees waived by transfer agent
Institutional 2 Class	(25,568)
Institutional 3 Class	(42,797)
Expense reduction	(220)
Total net expenses	27,066,307
Net investment income	96,410,636
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund  | 2025

Statement of Operations (continued)
Year Ended February 28, 2025
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	$45,766,900
Investments — affiliated issuers	(975)
Foreign currency translations	(916,142)
Forward foreign currency exchange contracts	(8,772,356)
Option contracts purchased	(2,264,860)
Option contracts written	1,530,099
Net realized gain	35,342,666
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	334,209,289
Investments — affiliated issuers	604
Foreign currency translations	(120,684)
Forward foreign currency exchange contracts	3,561,858
Net change in unrealized appreciation (depreciation)	337,651,067
Net realized and unrealized gain	372,993,733
Net increase in net assets resulting from operations	$469,404,369
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Overseas Value Fund  | 2025

Statement of Changes in Net Assets

	Year Ended February 28, 2025	Year Ended February 29, 2024
Operations
Net investment income	$96,410,636	$97,948,460
Net realized gain (loss)	35,342,666	(25,063,271)
Net change in unrealized appreciation (depreciation)	337,651,067	132,705,854
Net increase in net assets resulting from operations	469,404,369	205,591,043
Distributions to shareholders
Net investment income and net realized gains
Class A	(14,639,932)	(11,075,916)
Advisor Class	(7,983,056)	(18,413,914)
Class C	(473,737)	(451,490)
Institutional Class	(42,323,697)	(20,082,168)
Institutional 2 Class	(39,103,974)	(27,963,029)
Institutional 3 Class	(53,620,912)	(36,060,726)
Class R	(682,278)	(479,297)
Class S	(432,553)	—
Total distributions to shareholders	(159,260,139)	(114,526,540)
Increase in net assets from capital stock activity	3,826,573	112,517,306
Total increase in net assets	313,970,803	203,581,809
Net assets at beginning of year	2,903,061,070	2,699,479,261
Net assets at end of year	$3,217,031,873	$2,903,061,070
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund  | 2025

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	February 28, 2025		February 29, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	3,191,704	35,085,011	2,410,479	24,557,067
Distributions reinvested	1,327,014	14,174,490	1,049,031	10,706,551
Shares redeemed	(5,796,192)	(63,432,745)	(5,630,410)	(57,213,507)
Net decrease	(1,277,474)	(14,173,244)	(2,170,900)	(21,949,889)
Advisor Class
Shares sold	7,757,646	85,033,245	13,236,405	134,077,748
Distributions reinvested	752,951	7,981,282	1,806,686	18,408,141
Shares redeemed	(55,780,110)	(616,275,239)	(10,871,196)	(109,786,426)
Net increase (decrease)	(47,269,513)	(523,260,712)	4,171,895	42,699,463
Class C
Shares sold	67,647	731,280	61,806	623,552
Distributions reinvested	44,780	473,672	44,654	451,490
Shares redeemed	(527,753)	(5,713,317)	(369,046)	(3,723,050)
Net decrease	(415,326)	(4,508,365)	(262,586)	(2,648,008)
Institutional Class
Shares sold	56,952,037	632,527,066	10,511,487	107,103,176
Distributions reinvested	3,934,057	42,189,763	1,941,886	19,872,080
Shares redeemed	(17,438,386)	(192,244,381)	(15,872,339)	(162,048,280)
Net increase (decrease)	43,447,708	482,472,448	(3,418,966)	(35,073,024)
Institutional 2 Class
Shares sold	12,381,046	135,635,699	32,923,663	335,853,830
Distributions reinvested	3,665,902	39,002,490	2,743,832	27,886,844
Shares redeemed	(19,065,468)	(209,589,463)	(29,936,968)	(306,667,126)
Net increase (decrease)	(3,018,520)	(34,951,274)	5,730,527	57,073,548
Institutional 3 Class
Shares sold	20,230,977	221,270,138	23,051,162	233,089,793
Distributions reinvested	2,262,304	24,109,564	1,728,411	17,614,547
Shares redeemed	(14,481,705)	(158,982,275)	(17,433,339)	(177,432,923)
Net increase	8,011,576	86,397,427	7,346,234	73,271,417
Class R
Shares sold	307,216	3,274,341	371,931	3,687,672
Distributions reinvested	65,762	681,983	48,216	478,355
Shares redeemed	(462,001)	(4,926,067)	(510,300)	(5,022,228)
Net decrease	(89,023)	(969,743)	(90,153)	(856,201)
Class S
Shares sold	1,159,319	13,402,304	—	—
Distributions reinvested	40,312	432,553	—	—
Shares redeemed	(91,968)	(1,014,821)	—	—
Net increase	1,107,663	12,820,036	—	—
Total net increase	497,091	3,826,573	11,306,051	112,517,306
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Overseas Value Fund  | 2025

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Columbia Overseas Value Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 2/28/2025	$10.28	0.31 (c)	1.31	1.62	(0.54)	—	(0.54)
Year Ended 2/29/2024	$9.95	0.33 (c)	0.39	0.72	(0.39)	—	(0.39)
Year Ended 2/28/2023	$10.11	0.24	(0.24)	0.00	(0.06)	(0.10)	(0.16)
Year Ended 2/28/2022	$9.99	0.23	0.23	0.46	(0.27)	(0.07)	(0.34)
Year Ended 2/28/2021	$8.55	0.14	1.44	1.58	(0.10)	(0.04)	(0.14)
Class C
Year Ended 2/28/2025	$10.18	0.25 (c)	1.28	1.53	(0.46)	—	(0.46)
Year Ended 2/29/2024	$9.86	0.25 (c)	0.39	0.64	(0.32)	—	(0.32)
Year Ended 2/28/2023	$10.03	0.17	(0.24)	(0.07)	(0.00)(h)	(0.10)	(0.10)
Year Ended 2/28/2022	$9.91	0.16	0.22	0.38	(0.19)	(0.07)	(0.26)
Year Ended 2/28/2021	$8.50	0.08	1.41	1.49	(0.04)	(0.04)	(0.08)
Institutional Class
Year Ended 2/28/2025	$10.30	0.28 (c)	1.38	1.66	(0.57)	—	(0.57)
Year Ended 2/29/2024	$9.98	0.35 (c)	0.39	0.74	(0.42)	—	(0.42)
Year Ended 2/28/2023	$10.13	0.25	(0.22)	0.03	(0.08)	(0.10)	(0.18)
Year Ended 2/28/2022	$10.01	0.26	0.23	0.49	(0.30)	(0.07)	(0.37)
Year Ended 2/28/2021	$8.57	0.16	1.44	1.60	(0.12)	(0.04)	(0.16)
Institutional 2 Class
Year Ended 2/28/2025	$10.24	0.35 (c)	1.31	1.66	(0.58)	—	(0.58)
Year Ended 2/29/2024	$9.92	0.36 (c)	0.39	0.75	(0.43)	—	(0.43)
Year Ended 2/28/2023	$10.07	0.26	(0.22)	0.04	(0.09)	(0.10)	(0.19)
Year Ended 2/28/2022	$9.95	0.27	0.23	0.50	(0.31)	(0.07)	(0.38)
Year Ended 2/28/2021	$8.52	0.16	1.44	1.60	(0.13)	(0.04)	(0.17)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Overseas Value Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 2/28/2025	$11.36	16.13%	1.19% (d),(e)	1.16% (d),(e),(f)	2.85% (c)	41%	$303,469
Year Ended 2/29/2024	$10.28	7.33%	1.21% (d),(e),(g)	1.15% (d),(e),(f),(g)	3.24% (c)	34%	$287,680
Year Ended 2/28/2023	$9.95	0.15%	1.22% (d),(e)	1.16% (d),(e),(f)	2.53%	36%	$300,207
Year Ended 2/28/2022	$10.11	4.65%	1.21% (d)	1.15% (d),(f)	2.20%	43%	$338,513
Year Ended 2/28/2021	$9.99	18.68%	1.28% (d),(e)	1.18% (d),(e),(f)	1.65%	54%	$320,615
Class C
Year Ended 2/28/2025	$11.25	15.32%	1.94% (d),(e)	1.91% (d),(e),(f)	2.27% (c)	41%	$10,084
Year Ended 2/29/2024	$10.18	6.52%	1.96% (d),(e),(g)	1.90% (d),(e),(f),(g)	2.53% (c)	34%	$13,356
Year Ended 2/28/2023	$9.86	(0.56% )	1.97% (d),(e)	1.91% (d),(e),(f)	1.82%	36%	$15,532
Year Ended 2/28/2022	$10.03	3.88%	1.96% (d)	1.90% (d),(f)	1.50%	43%	$19,243
Year Ended 2/28/2021	$9.91	17.66%	2.03% (d),(e)	1.93% (d),(e),(f)	0.98%	54%	$22,436
Institutional Class
Year Ended 2/28/2025	$11.39	16.49%	0.95% (d),(e)	0.91% (d),(e),(f)	2.54% (c)	41%	$1,014,794
Year Ended 2/29/2024	$10.30	7.48%	0.96% (d),(e),(g)	0.90% (d),(e),(f),(g)	3.48% (c)	34%	$470,143
Year Ended 2/28/2023	$9.98	0.46%	0.97% (d),(e)	0.91% (d),(e),(f)	2.72%	36%	$489,364
Year Ended 2/28/2022	$10.13	4.91%	0.96% (d)	0.90% (d),(f)	2.40%	43%	$518,966
Year Ended 2/28/2021	$10.01	18.89%	1.03% (d),(e)	0.93% (d),(e),(f)	1.93%	54%	$402,868
Institutional 2 Class
Year Ended 2/28/2025	$11.32	16.59%	0.86% (d),(e)	0.82% (d),(e)	3.21% (c)	41%	$784,726
Year Ended 2/29/2024	$10.24	7.61%	0.87% (d),(e),(g)	0.82% (d),(e),(g)	3.60% (c)	34%	$740,968
Year Ended 2/28/2023	$9.92	0.53%	0.88% (d),(e)	0.82% (d),(e)	2.85%	36%	$660,833
Year Ended 2/28/2022	$10.07	5.02%	0.88% (d)	0.82% (d)	2.52%	43%	$716,539
Year Ended 2/28/2021	$9.95	18.99%	0.93% (d),(e)	0.84% (d),(e)	1.92%	54%	$547,159
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund  | 2025

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Year Ended 2/28/2025	$10.26	0.35 (c)	1.31	1.66	(0.58)	—	(0.58)
Year Ended 2/29/2024	$9.93	0.36 (c)	0.40	0.76	(0.43)	—	(0.43)
Year Ended 2/28/2023	$10.08	0.26	(0.22)	0.04	(0.09)	(0.10)	(0.19)
Year Ended 2/28/2022	$9.96	0.26	0.24	0.50	(0.31)	(0.07)	(0.38)
Year Ended 2/28/2021	$8.53	0.16	1.44	1.60	(0.13)	(0.04)	(0.17)
Class R
Year Ended 2/28/2025	$9.99	0.28 (c)	1.27	1.55	(0.51)	—	(0.51)
Year Ended 2/29/2024	$9.68	0.30 (c)	0.38	0.68	(0.37)	—	(0.37)
Year Ended 2/28/2023	$9.84	0.20	(0.22)	(0.02)	(0.04)	(0.10)	(0.14)
Year Ended 2/28/2022	$9.73	0.19	0.24	0.43	(0.25)	(0.07)	(0.32)
Year Ended 2/28/2021	$8.34	0.11	1.40	1.51	(0.08)	(0.04)	(0.12)
Class S
Year Ended 2/28/2025(i)	$11.57	0.05 (c)	0.17	0.22	(0.40)	—	(0.40)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Includes income resulting from European Union tax reclaims. The effect of these amounted to:

Class	Net Investment income per share ($)	Net Investment income ratio (%)
Year Ended 2/28/2025
Class A	0.02	0.15
Class C	0.02	0.15
Institutional Class	0.02	0.15
Institutional 2 Class	0.02	0.15
Institutional 3 Class	0.02	0.15
Class R	0.02	0.15
Class S	0.01	0.15
Year Ended 2/29/2024
Class A	0.04	0.37
Class C	0.04	0.37
Institutional Class	0.04	0.37
Institutional 2 Class	0.04	0.37
Institutional 3 Class	0.04	0.37
Class R	0.04	0.37

(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Ratios include line of credit interest expense which is less than 0.01%.
(h)	Rounds to zero.
(i)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Overseas Value Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 2/28/2025	$11.34	16.62%	0.81% (d),(e)	0.77% (d),(e)	3.16% (c)	41%	$1,077,420
Year Ended 2/29/2024	$10.26	7.75%	0.82% (d),(e),(g)	0.77% (d),(e),(g)	3.55% (c)	34%	$892,665
Year Ended 2/28/2023	$9.93	0.57%	0.83% (d),(e)	0.77% (d),(e)	2.81%	36%	$791,531
Year Ended 2/28/2022	$10.08	5.07%	0.83% (d)	0.77% (d)	2.46%	43%	$721,028
Year Ended 2/28/2021	$9.96	19.00%	0.88% (d),(e)	0.79% (d),(e)	1.93%	54%	$410,541
Class R
Year Ended 2/28/2025	$11.03	15.91%	1.44% (d),(e)	1.41% (d),(e),(f)	2.61% (c)	41%	$13,921
Year Ended 2/29/2024	$9.99	7.06%	1.46% (d),(e),(g)	1.40% (d),(e),(f),(g)	3.04% (c)	34%	$13,501
Year Ended 2/28/2023	$9.68	(0.05% )	1.47% (d),(e)	1.41% (d),(e),(f)	2.25%	36%	$13,962
Year Ended 2/28/2022	$9.84	4.40%	1.47% (d)	1.40% (d),(f)	1.84%	43%	$15,567
Year Ended 2/28/2021	$9.73	18.29%	1.53% (d),(e)	1.43% (d),(e),(f)	1.36%	54%	$8,621
Class S
Year Ended 2/28/2025 (i)	$11.39	2.08%	0.97% (d),(e)	0.91% (d),(e)	1.02% (c)	41%	$12,619
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Overseas Value Fund  | 2025

Notes to Financial Statements
February 28, 2025
Note 1. Organization
Columbia Overseas Value Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class, Class R and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class S shares commenced operations on October 2, 2024.
The Board of Trustees of the Fund approved a proposal to permit the exchange of Institutional Class shares held by certain financial intermediaries and omnibus group retirement plans, with specific permission from Columbia Management Investment Distributors, Inc., for newly created Class S shares. Effective on October 4, 2024, shares held by those certain Institutional Class shareholders of the Fund were exchanged for Class S shares of the Fund. This was a tax-free transaction for existing Institutional Class shareholders.
In addition, the Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund were converted to Institutional Class shares of the Fund. This was a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the

Columbia Overseas Value Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025
CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Columbia Overseas Value Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the

Columbia Overseas Value Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025
extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift investment exposure from one currency to another and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to decrease the Fund’s exposure to equity risk and to facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
Columbia Overseas Value Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 28, 2025:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	14,014,394

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	12,726,615
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended February 28, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Total ($)
Equity risk	—	(2,264,860)	1,530,099	(734,761)
Foreign exchange risk	(8,772,356)	—	—	(8,772,356)
Total	(8,772,356)	(2,264,860)	1,530,099	(9,507,117)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)
Foreign exchange risk	3,561,858

Columbia Overseas Value Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended February 28, 2025:
Derivative instrument	Average value ($)
Option contracts purchased	102,530
Option contracts written	(116,461)

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	9,350,470	(9,973,185)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of February 28, 2025:
	Barclays ($)	Citi ($)	Goldman Sachs International ($)	HSBC ($)	Morgan Stanley ($)	State Street ($)	UBS ($)	Wells Fargo ($)	Total ($)
Assets
Forward foreign currency exchange contracts	1,150,510	1,876,431	759,340	3,213,052	1,513,819	3,669,016	1,441,869	390,357	14,014,394
Liabilities
Forward foreign currency exchange contracts	1,834,941	928,774	860,174	1,104,770	1,016,000	3,159,561	891,418	2,930,977	12,726,615
Total Financial and Derivative Net Assets	(684,431)	947,657	(100,834)	2,108,282	497,819	509,455	550,451	(2,540,620)	1,287,779
Total collateral received (pledged) (a)	-	-	-	-	-	-	-	-	-
Net Amount (b)	(684,431)	947,657	(100,834)	2,108,282	497,819	509,455	550,451	(2,540,620)	1,287,779

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Columbia Overseas Value Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
The Fund may file withholding tax reclaims in certain European Union countries to recover a portion of foreign taxes previously withheld on dividends earned, which may be reclaimable based upon certain provisions in the Treaty on the Functioning of the European Union (EU) and subsequent rulings by the European Court of Justice. The Fund may record a reclaim receivable when the amount is known, the Fund has received notice of a pending refund, and there are no significant uncertainties on collectability. Income received from EU reclaims is included in the Statement of Operations.
The Fund is seeking a closing agreement with the Internal Revenue Service to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of European Union tax reclaims. The closing agreement will result in the Fund paying a portion of those taxes refunded to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in the prior years. The Fund has accrued a liability for the estimated IRS Closing Agreement costs, which is disclosed on the Statement of Assets and Liabilities. The actual amount may differ from the estimate due to additional reclaims received or interest due and that difference may be material.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Columbia Overseas Value Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.67% as the Fund’s net assets increase. The effective management services fee rate for the year ended February 28, 2025 was 0.77% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each
Columbia Overseas Value Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025
share class. In addition, effective July 1, 2024 through June 30, 2025, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.05% and Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
For the year ended February 28, 2025, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.14
Advisor Class	0.10 (a)
Class C	0.14
Institutional Class	0.14
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class R	0.14
Class S	0.14 (b)

(a)	Unannualized.
(b)	Annualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended February 28, 2025, these minimum account balance fees reduced total expenses of the Fund by $220.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended February 28, 2025, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	83,858
Class C	—	1.00 (b)	459

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.

Columbia Overseas Value Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through June 30, 2025 (%)
Class A	1.16
Class C	1.91
Institutional Class	0.91
Institutional 2 Class	0.82
Institutional 3 Class	0.77
Class R	1.41
Class S	0.91
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Reflected in the contractual cap commitment, effective July 1, 2024 through June 30, 2025, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class, unless sooner terminated at the sole discretion of the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2025, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, foreign currency transactions, passive foreign investment company (pfic) holdings, late-year ordinary losses, capital loss carryforwards, trustees’ deferred compensation, former pfic holdings and miscellaneous adjustments. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Excess of distributions over net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
(1,743,192)	1,781,192	(38,000)
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
Columbia Overseas Value Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025
The tax character of distributions paid during the years indicated was as follows:
Year Ended February 28, 2025			Year Ended February 29, 2024
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
159,260,139	—	159,260,139	114,526,540	—	114,526,540
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At February 28, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
—	—	(316,316,536)	436,334,715
At February 28, 2025, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
2,768,460,872	611,764,589	(175,429,874)	436,334,715
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at February 28, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended February 28, 2025, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(11,094,996)	(305,221,540)	(316,316,536)	40,849,854
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. As of February 28, 2025, the Fund will elect to treat the following late-year ordinary losses and post-October capital losses as arising on March 1, 2025.
Late year ordinary losses ($)	Post-October capital losses ($)
1,686,567	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,272,479,817 and $1,344,976,585, respectively, for the year ended February 28, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Columbia Overseas Value Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended February 28, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	22,933,333	5.38	3
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 28, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended February 28, 2025.
Columbia Overseas Value Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025
Note 9. Significant risks
Financials sector risk
The Fund is vulnerable to the particular risks that may affect companies in the financials sector. Companies in the financials sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financials sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Fund to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Geographic focus risk
The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund.
Asia Pacific Region. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
Europe. The Fund is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. In addition, significant private or public debt problems in a single European Union (EU) country can pose economic risks to the EU as a whole. As a result, the Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. Uncertainty caused by the

Columbia Overseas Value Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025
departure of the United Kingdom (UK) from the EU, which occurred in January 2020, could have negative impacts on the UK and EU, as well as other European economies and the broader global economy. These could include negative impacts on currencies and financial markets as well as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which could adversely affect the value of your investment in the Fund.
Japan. The Fund is particularly susceptible to the social, political, economic, regulatory and other conditions or events that may affect Japan’s economy. The Japanese economy is heavily dependent upon international trade, including, among other things, the export of finished goods and the import of oil and other commodities and raw materials.  Because of its trade dependence, the Japanese economy is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption, including the risk of increased tariffs, embargoes, and other trade limitations or factors. Strained relationships between Japan and its neighboring countries, including China, South Korea and North Korea, based on historical grievances, territorial disputes, and defense concerns, may also cause uncertainty in Japanese markets. As a result, additional tariffs, other trade barriers, or boycotts may have an adverse impact on the Japanese economy. Japanese government policy has been characterized by economic regulation, intervention, protectionism and large government deficits. The Japanese economy is also challenged by an unstable financials sector, highly leveraged corporate balance sheets and extensive cross-ownership among major corporations. Structural social and labor market changes, including an aging workforce, population decline and traditional aversion to labor mobility may adversely affect Japan’s economic competitiveness and growth potential. The potential for natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, could also have significant negative effects on Japan’s economy. As a result of the Fund’s investment in Japanese securities, the Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund. If securities of issuers in Japan fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in Japan.
Leverage risk
Leverage occurs when the Fund increases its assets available for investment using borrowings, derivatives, or similar instruments or techniques. The use of leverage may produce volatility and may exaggerate changes in the Fund’s net asset value and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may
Columbia Overseas Value Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025
include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Overseas Value Fund  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust and Shareholders of Columbia Overseas Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Overseas Value Fund (one of the funds constituting Columbia Funds Series Trust, referred to hereafter as the "Fund") as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
April 22, 2025
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.
Columbia Overseas Value Fund  | 2025

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended February 28, 2025. Shareholders will be notified in early 2026 of the amounts for use in preparing 2025 income tax returns.
Qualified dividend income	Foreign taxes paid to foreign countries	Foreign taxes paid per share to foreign countries	Foreign source income	Foreign source income per share
87.38%	$7,246,585	$0.03	$129,397,610	$0.46
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Foreign taxes. The Fund makes the election to pass through to shareholders the foreign taxes paid. Eligible shareholders may claim a foreign tax credit. These taxes, and the corresponding foreign source income, are provided in the table above.

Columbia Overseas Value Fund  | 2025

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Columbia Overseas Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN208_02_R01_(04/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	April 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	April 22, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	April 22, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	April 22, 2025